Investment Securities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Investment Securities [Line Items]
Proceeds from sale of available-for-sale securities	¥ 2,482	¥ 425	¥ 10,717
Gross realized gains on available-for-sale securities	1,396	388	19
Other-than-temporarily impairment losses on available for sale	0	388	1,259
Carrying amounts of non-marketable equity securities	469	468
Other non-marketable equity securities lack readily determinable fair values	469	460
Non-marketable equity securities with a purchase cost		20	1,395
Non-marketable equity securities written down to fair value		8	400
Other-than-temporarily impairment losses Non-marketable equity securities	¥ 0	¥ 12	¥ 995